RIGHT-OF-USE ASSETS - Tabular disclosure (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
RIGHT-OF-USE-ASSETS
Balance at beginning of year	$ 161.1
Balance at end of year	167.7	$ 161.1
Cost
RIGHT-OF-USE-ASSETS
Balance at beginning of year	393.4	341.6
Additions financed with lease obligations	51.8	77.4
Retirement and other	(25.2)	(25.6)
Balance at end of year	420.0	393.4
Accumulated depreciation and amortisation
RIGHT-OF-USE-ASSETS
Balance at beginning of year	(232.3)	(210.7)
Depreciation	43.7	40.2
Retirement and other	(23.7)	(18.6)
Balance at end of year	$ (252.3)	$ (232.3)